Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Balances Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Balance	$ (7,210)
Other comprehensive income before reclassifications	7,011
Amounts reclassified from accumulated other comprehensive income	(669)
Net current period other comprehensive income	6,342	$ 10,214	$ (17,995)
Balance	(868)	(7,210)
Unrealized Gains (losses) on marketable securities [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Balance	(8,604)
Other comprehensive income before reclassifications	7,100
Amounts reclassified from accumulated other comprehensive income	(164)
Net current period other comprehensive income	6,936
Balance	(1,668)	(8,604)
Unrealized Gains (losses) on cash flow hedges [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Balance	594
Other comprehensive income before reclassifications	(89)
Amounts reclassified from accumulated other comprehensive income	(505)
Net current period other comprehensive income	(594)
Balance		594
Foreign currency translation adjustment [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Balance	800
Other comprehensive income before reclassifications
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income
Balance	$ 800	$ 800